COMMITMENTS CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2026
Schedule of lease agreements
	March 31, 2026	December 31, 2025
Not later than one year	$767	$459
Later than one year and not later than five years	1,190	1,677
Later than five years	2,989	3,210
	$4,946	$5,346